S000006866 [Member] Annual Fund Operating Expenses - Global Real Estate Securities Fund - Global Real Estate Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.90%